Description of Organization and Business Operations (Details) - 3 - USD ($)																							6 Months Ended		12 Months Ended
	Aug. 21, 2024	Jul. 31, 2024	Jun. 07, 2024	Jun. 05, 2024	May 15, 2024	Mar. 20, 2024	Mar. 14, 2024	Feb. 07, 2024	Feb. 02, 2024	Jan. 05, 2024	Dec. 15, 2023	Nov. 07, 2023	Nov. 06, 2023	Oct. 07, 2023	Sep. 06, 2023	Aug. 30, 2023	Aug. 17, 2023	Jun. 07, 2023	Mar. 06, 2023	Aug. 16, 2022	Sep. 13, 2021	Sep. 07, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 06, 2024
Class of Stock [Line Items]
US Federal tax rate																									21.00%	21.00%
Common stock redeemed (in Shares)				481,865															21,151,393
Redemption payment				$ 5,421,323																			$ 19,208,848
Investment of cash into trust account	$ 10,381.6	$ 10,381.6	$ 20,000			$ 20,000		$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000		$ 20,000									$ 1,196,026	$ 80,000	$ 560,000
Number of shares redemption in exchange (in Shares)															1,847,662										1,847,662
Excise tax payable																									$ 2,348,302
Percentage of excise tax																							1.00%		1.00%
Excise tax																							$ 54,214
Interest per annum																							10.00%
Underpayment penalty per month																							5.00%
Total liability																							25.00%
Cash																							$ 82,560	$ 144,592		$ 171,583
Working capital deficit																							5,234,019		3,571,000
Issuance of ordinary shares to sponsor value																							25,000
Loan payable																							163,000		163,000
Repaid amount																					$ 6,000	$ 157,000
Sponsor advance																							485,000		420,000
Sponsor loaned							$ 150,000																375,000		600,000
Outstanding due																							$ 975,000		$ 600,000
Warrant [Member]
Class of Stock [Line Items]
Shares issued, price per share (in Dollars per share)																	$ 1
Minimum [Member]
Class of Stock [Line Items]
Per share amount to be maintained in the trust account (in Dollars per share)																							$ 10.05		$ 10.05
Subscription agreement					$ 975,000
Maximum [Member]
Class of Stock [Line Items]
Per share amount to be maintained in the trust account (in Dollars per share)																							$ 10.05		$ 10.05
Subscription agreement					$ 1,000,000
Capital Call [Member]
Class of Stock [Line Items]
Payments for fees																$ 1,000,000
Sponsor [Member]
Class of Stock [Line Items]
Principal amount																	$ 480,000
Sponsor advance																							$ 375,000
Sponsor loaned																									$ 600,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Class of Stock [Line Items]
Principal amount																	480,000
Sponsor advance																	480,000
Promissory Note [Member]
Class of Stock [Line Items]
Principal amount																	480,000
Sponsor advance																	480,000
Sponsor principal amount													$ 480,000				$ 480,000
Inflation Reduction Act 2022 [Member]
Class of Stock [Line Items]
US Federal tax rate																				1.00%
Percentage of fair market value of shares																							1.00%		1.00%
Common Stock [Member]
Class of Stock [Line Items]
Redemption payment																			$ 215,621,387
Shares issued, price per share (in Dollars per share)			$ 0.02	$ 0.02																			$ 0.02				$ 0.02
Trust Account Assets [Member]
Class of Stock [Line Items]
Minimum share price of the residual assets remaining available for distribution (in Dollars per share)																							10.05		$ 10.05
IPO [Member]
Class of Stock [Line Items]
Investment of cash into trust account															$ 20,000			$ 20,000							$ 241,200,000
Shares issued, price per share (in Dollars per share)																		$ 0.02					$ 10.05		$ 10.05
Cash																							$ 82,560		$ 0
IPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Investment of cash into trust account																							$ 20,000